8. Deferred and recoverable taxes (Details narrative) - Unused Tax Losses [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfDeferredAndRecoverableTaxesLineItems [Line Items]
Tax credits	R$ 62,548	R$ 58,666
Net operating losses carryforward	3,882
Unrecognize net operating losses carryforward	R$ 34,845